6 - Intangible Assets - Quarterly	12 Months Ended	3 Months Ended
	Dec. 31, 2014	Mar. 31, 2014 Quarterly Member
6 - intangible assets

note 6 – intangible assets

The Company obtained and filed a patent which became final in March 2006. The Company considers this patent to be intellectual property which is to be amortized over 20 years, the minimum term of protection available for patents.

	2013	2012
Intangible assets	$ 402,000	$ 402,000
Less: accumulated amortization	(155,775)	(135,675)
Net intangible assets	$ 246,225	$ 266,325

Future amortization expense:

Year ended December 31,
2014	$ 20,100
2015	$ 20,100
2016	$ 20,100
2017	$ 20,100
2018	$ 20,100

note 6 – intangible assets

The Company obtained and filed a patent which became final in March 2006. The Company considers this patent to be intellectual property which is to be amortized over 20 years, the minimum term of protection available for patents.

Intangible assets	$ 402,000
Less: accumulated amortization	(160,800)
Net intangible assets	$ 241,200

Future amortization expense:

Year ended December 31,
2014	$ 15,075
2015	$ 20,100
2016	$ 20,100
2017	$ 20,100
2018	$ 20,100